Revenues (Details) - Schedule of changes in deferred revenue - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Changes In Deferred Revenue Abstract
Deferred revenue	$ 65,404,000	$ 76,265,000
Deferred revenues - long-term	$ 19,057,000	$ 23,655,000